RULE 24F-2 NOTICE
                                       FOR
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B
                   FILE NO. 33-90686, 333-38324 AND 333-45172

Fiscal period for which notice is filed                           12/31/00

Securities registered and unsold at the beginning of
the fiscal year                                                          0

Securities registered during this year other than
pursuant to Rule 24f-2                                                   0

Sale price of accumulation units sold during fiscal
year ending December 31, 2000                                   $3,009,965

Aggregate sale price of accumulation units sold during
the fiscal year ended December 31, 2000                         $3,009,965

Redemption price of accumulation units redeemed during
the fiscal year ending December 31, 2000                        $  908,462


Total amount upon which fee calculation is based                $2,101,503

Fee submitted (.00025)                                          $      525


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B
                                 BY JOHN OEHMKE


                                /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER